Prepaid expenses and other receivables and Other assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other receivables and Other assets
5. Prepaid expenses and other
receivables

and
Other assets
Prepaid expenses and other receivables consist of the following:

	As of
	December 31, 2018	December 31, 2019
	RMB	RMB
Current portion:
Advances to suppliers	4,881	7,341
Prepaid input value-added tax	2,598	6,000
Directors and Officers Liability Insurance premium	—	5,181
Rental and other deposits	2,644	4,697
Interest receivables (a)	1,489	2,372
Claim advance on behalf of insurer	6,555	1,671
Government subsidy	1,378	1,378
Advances to staff (b)	937	402
Others	114	154

	20,596	29,196

Non-Current portion:
Capitalized IPO expenses	3,831	13,746
Others	—	417
	3,831	14,163

(a)	This represented accrued interest income on bank deposits.
(b)	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.